Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 450		$ 470
Checking accounts and demand deposits	2,683,977		2,609,421
Time deposits	3,221,749		1,503,760
Cash and cash equivalents	$ 5,906,176	$ 212,912	$ 4,113,651